SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Disclosure of material accounting policy information [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.1 Statement of compliance
The Consolidated Financial Statements of Constellium SE and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU). The Group’s application of IFRS results in no difference between IFRS as issued by the IASB and IFRS as endorsed by the EU (https://ec.europa.eu/info/law/international-accounting-standards-regulation-ec-no-1606-2002_en).
The Consolidated Financial Statements were authorized for issue on March 14, 2024 by the Board of Directors.
2.2 New and amended standards and interpretations
The Group has adopted Amendments to IAS 12 - Income taxes: International Tax Reform – Pillar Two Model Rules effective January 1, 2023.
In December 2021, the Organisation for Economic Co-operation and Development (OECD) published Tax Challenges Arising from the Digitalisation of the Economy – Global Anti-Base Erosion Model Rules (Pillar Two): Inclusive Framework on BEPS (OECD Pillar Two model rules or the rules). The rules are designed to ensure that large multinational enterprises within the scope of the rules pay a minimum level of tax on the income arising in a specific period in each jurisdiction where they operate. In general, the rules apply a system of top-up taxes that brings the total amount of taxes paid on an entity's excess profit in a jurisdiction up to the minimum rate of 15%. Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates. The legislation will be effective for the financial year beginning January 1, 2024.
The amendments to IAS 12 introduce a mandatory temporary exception from accounting for deferred taxes arising from legislation enacted to implement the OECD’s Pillar Two model rules, and additional disclosure requirements for the annual financial statements.
The Group has performed an assessment of its potential exposure to Pillar Two income taxes based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Group. Based on the assessment, the Group does not expect any material exposure to Pillar Two income taxes.
Several other amendments to IFRS standards and interpretations applied for the first time in 2023, but had no impact on the Consolidated Financial Statements of the Group.
•Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies
•Amendments to IAS 8 - Definition of Accounting Estimates
•Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
2.3 New standards and interpretations not yet mandatorily applicable
The Group has not early adopted the following new standards, amendments and interpretations which have been issued, but are not yet effective.
•Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback
•Amendments to IAS 1 - Classification of Liabilities as Current or Non-current
•Amendments to IAS 1 - Non-current Liabilities with Covenants
•Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements
The Group plans to adopt these new standards, amendments and interpretations on their required effective dates and does not expect any material impact as a result of their adoption.
2.4 Basis of preparation
In accordance with IAS 1- Presentation of Financial Statements, the Consolidated Financial Statements are prepared on the assumption that Constellium is a going concern and will continue in operation for the foreseeable future.
2.5 Presentation of the operating performance of each operating segment and of the Group
In accordance with IFRS 8 - Operating Segments, operating segments are based upon the product lines, markets and industries served, and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The Chief Executive Officer, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the chief operating decision-maker.
The accounting principles used to prepare the Group’s operating segment information are the same as those used to prepare the Group’s Consolidated Financial Statements.
2.6 Principles governing the preparation of the Consolidated Financial Statements
Presentation of financial statements
The Consolidated Financial Statements are presented in millions of Euros, except as otherwise stated. Certain reclassifications may have been made to prior year amounts to conform to the current year presentation. Additionally, in the year ended December 31, 2023, the Group recorded an out-of-period adjustment which reduced deferred tax assets and increased income tax expense by €6 million. The adjustment was not material to previously reported results.
Basis of consolidation
These Consolidated Financial Statements include all the assets, liabilities, equity, revenues, expenses and cash flows of the Group's subsidiaries. All intercompany transactions and balances are eliminated.
Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group has power over the entity, is exposed to, or has rights to variable returns from its involvement in the entity and has the ability to affect those returns through its power over the entity.
Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Investments over which the Group has joint control are accounted for either as joint ventures under the equity method or as joint arrangements in relation to its interest in the joint operation. Investments over which the Group has significant influence are accounted for under the equity method.
Joint venture investments are initially recorded at cost. They are subsequently increased or decreased by the Group’s share in the profit or loss, or by other movements reflected directly in the equity of the entity.
Business combinations
The Group applies the acquisition method to account for business combinations.
The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities assumed and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The amount of non-controlling interests is determined for each business combination and is either based on the fair value (full goodwill method) or the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets, resulting in recognition of only the share of goodwill attributable to equity holders of the parent (partial goodwill method).
Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the amount of non-controlling interest over the net identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized as a gain in Other gains and losses - net in the Consolidated Income Statement.
At the acquisition date, the Group recognizes the identifiable acquired assets, liabilities and contingent liabilities (identifiable net assets) of the subsidiaries on the basis of fair value at the acquisition date. Recognized assets and liabilities may be adjusted during a maximum of 12 months from the acquisition date, depending on new information obtained about the facts and circumstances existing at the acquisition date.
Acquisition-related costs are expensed as incurred and are included in Other gains and losses - net in the Consolidated Income Statement.
Non-current Assets (and disposal groups) Held for Sale and Discontinued Operations
IFRS 5 “Non-current Assets Held For Sale and Discontinued Operations” defines a discontinued operation as a component of an entity that (i) generates cash flows that are largely independent from cash flows generated by other components, (ii) is held for sale or has been sold, and (iii) represents a separate major line of business or geographic areas of operations.
Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset (or disposal group) is available for immediate sale in its present condition.
Assets and liabilities are stated at the lower of carrying amount and fair value less costs to sell if their carrying amount is to be recovered principally through a sale transaction rather than through continuing use.
Assets and liabilities held for sale are reflected in separate line items in the Consolidated Statement of Financial Position of the period during which the decision to sell is made.
The results of discontinued operations are shown separately in the Consolidated Income Statement.
Foreign currency transactions and foreign operations
Functional currency
Items included in the Consolidated Financial Statements of each of the entities and businesses of Constellium are measured using their functional currency, which is the currency of the primary economic environment in which they operate.
Foreign currency transactions
Transactions denominated in currencies other than the functional currency are recorded in the functional currency at the exchange rate in effect at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Income Statement, except for qualifying cash flow hedges or qualifying net investment hedges which are deferred in Other Comprehensive Income ("OCI"). Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in Finance costs - net. Realized foreign exchange gains and losses that relate to commercial transactions are presented in Cost of sales. All other foreign exchange gains and losses, including those that relate to foreign currency derivatives hedging commercial transactions where hedge accounting has not been applied, are presented within Other gains and losses - net.
Foreign operations: presentation currency and foreign currency translation
In the preparation of the Consolidated Financial Statements, the year-end balances of assets, liabilities and components of equity of Constellium’s entities and businesses are translated from their functional currencies into Euros, the presentation currency of the Group, at their respective year-end exchange rates. Revenue, expenses and cash flows of Constellium’s entities and businesses are translated from their functional currencies into Euros using their respective average exchange rates for the year. The net differences arising from exchange rate translation are recognized in OCI.
The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements:

		Average rates			Closing rates
Foreign exchange rate for 1 Euro		Year ended December 31,			At December 31,
		2023	2022	2021	2023	2022	2021
U.S. Dollars	USD	1.0810	1.0507	1.1821	1.1050	1.0666	1.1326
Swiss Francs	CHF	0.9715	1.0038	1.0808	0.9260	0.9847	1.0331
Czech Koruna	CZK	23.9979	24.5633	25.6366	24.7240	24.1160	24.8580
Revenue from contracts with customers
Revenue is recognized in an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
The Group primarily contracts with customers for the sale of rolled or extruded aluminium products. For the majority of our business, performance obligations with customers begin when we acknowledge a purchase order for a specific customer order of product to be delivered in the near-term. These purchase orders are short-term in nature, although they may be governed by multi-year frame agreements.
Revenue from product sales, measured at the fair value of the consideration received or receivable, is recognized at a point in time when control of the asset is transferred to the customer, generally upon delivery. In certain limited circumstances, the Group may be required to recognize revenue over time for products that have no alternative use and for which the Group has an enforceable right to payment for production completed to date.
Revenue from product sales, net of trade discounts, allowances and volume-based incentives, is recognized for the amount the Group expects to be entitled to, generally upon delivery, and provided that control has transferred.
Contract liabilities consist of expected volume discounts, rebates, incentives, refunds, penalties and price concessions. Contract liabilities are presented in Trade payables and other.
The Group applies the practical expedient for disclosures on performance obligations that are part of contracts that have an original duration of one year or less.
The Group elected the practical expedient on significant financing components when the period of transfer of the product and the payment is one year or less.
Research and development costs
Costs incurred on development projects are recognized as intangible assets when the following criteria are met:
•It is technically feasible to complete the intangible asset so that it will be available for use;
•Management intends to complete and use the intangible asset;
•There is an ability to use the intangible asset;
•It can be demonstrated how the intangible asset will generate probable future economic benefits;
•Adequate technical, financial and other resources to complete the development and use or sell the intangible asset are available; and
•The expenditure attributable to the intangible asset during its development can be reliably measured.
Development expenditures that do not meet these criteria are expensed as incurred. Development costs previously recognized as expenses cannot be recognized as an asset in a subsequent period.
Other gains and losses - net
Other gains and losses - net includes: (i) realized and unrealized gains and losses for commodity derivatives and foreign exchange derivatives contracted for commercial purposes to which hedge accounting is not applied (ii) unrealized exchange gains and losses from the remeasurement of monetary assets and liabilities, (iii) the ineffective portion of changes in the fair value of derivatives designated for hedge accounting and (iv) impairment charges on assets.
Other gains and losses - net also includes other unusual, infrequent or non-recurring items. Such items are disclosed by virtue of their size, nature or incidence. In determining whether an event or transaction is unusual, infrequent or non-recurring, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence.
Interest income and expense
Interest expense on short and long-term financing is recorded at the relevant rates on the various borrowing agreements using the effective interest rate method.
Borrowing costs, including interest, incurred for the construction of any qualifying asset are capitalized during the period of time required to complete and prepare the asset for its intended use.
Cash and cash equivalents
Cash and cash equivalents are comprised of cash in bank accounts and on hand, short-term deposits held on call with banks and other short-term highly liquid investments with original maturities of three months or less that are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value, less bank overdrafts that are repayable on demand, provided there is an offset right.
Trade account receivables
Recognition and measurement
Trade account receivables are recognized at fair value through OCI since they are managed under an objective that results in both collecting the contractual cash flows and selling the receivables to factors. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets.
Factoring arrangements
In factoring arrangements under which the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized from the Consolidated Statement of Financial Position. In determining whether the Group has transferred substantially all the risks and rewards of ownership, it considers credit risk, late-payment risk, dilution risk, foreign exchange risk and tax risk. Arrangements in which the Group derecognizes receivables result in changes in trade receivables, which are reflected as cash flows from operating activities. When trade account receivables are sold with limited recourse and substantially all the risks and rewards associated with these receivables are not transferred, receivables are not derecognized. Where the Group does not derecognize the receivables, the cash received from the factor is classified as a financing cash inflow, the settlement of the receivables as an operating cash inflow and the repayment to the factor as a financing cash outflow.
Inventories
Inventories are valued at the lower of cost and net realizable value, primarily on a weighted-average cost basis.
Weighted-average cost for raw materials, stores, work in progress and finished goods is calculated using the costs experienced in the current period based on normal operating capacity and includes the purchase price of materials, freight, duties and customs, and the costs of production, which includes labor, materials and other costs that are directly attributable to the production process and production overheads.
Financial Instruments
i.Classification and measurement
•Financial assets
At initial recognition, financial assets are classified either: (a) at amortized cost, (b) at fair value through other comprehensive income (FVOCI), or (c) at fair value through profit or loss (FVPL). The classification depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing the financial assets.
i.Assets at amortized cost are comprised of other receivables, non-current loans receivable and current loans receivable in the Consolidated Statement of Financial Position. The business model objective is to hold assets in order to collect contractual cash flows provided they give rise to cash flows that are ‘solely payments of principal and interest’ on the principal amount outstanding. They are carried at amortized cost using the effective interest rate method, less any impairment. They are classified as current or non-current assets based on their maturity date.
ii.Assets at fair value through OCI are comprised of trade receivables in the Consolidated Statement of Financial Position. The business model objective is to maintain liquidity for the Group, should the need arise, which leads to sales through factoring agreements that are more than infrequent and significant in value. Trade receivables are managed under an objective that results in both collecting the contractual cash flows and selling the receivables to the factors. The portfolio of trade receivables is therefore classified as measured at fair value through OCI. Upon derecognition, the cumulative fair value change recognized in OCI is reclassified to profit or loss. Foreign exchange revaluation and impairment losses or reversals are recognized in profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. These assets are classified as current or non-current assets based on their maturity date.
iii.Assets at fair value through profit or loss are comprised of derivatives except those designated as hedging instruments that qualify for hedge accounting in accordance with IAS 39 - Financial Instruments which are classified as assets at fair value through OCI. Financial assets carried at fair value through profit or loss are initially recognized at fair value and transaction costs are expensed in the Consolidated Income Statement.
•Financial liabilities
Borrowings and other financial liabilities, excluding derivative liabilities, are recognized initially at fair value, net of transaction costs incurred and directly attributable to the issuance of the liability. These financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in the Consolidated Income Statement using the effective interest rate method.
ii.Impairment of financial assets
Financial assets subject to IFRS 9’s expected credit loss model are trade receivables and other.
iii.Offsetting financial instruments
Financial assets and liabilities are offset and the net amount is reported in the Consolidated Statement of Financial Position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
Derivative financial instruments
Derivatives
The Group uses derivative financial instruments, such as forward currency contracts, interest rate swaps and forward commodity contracts, to hedge its foreign currency risks, interest rate risks and commodity price risks, respectively.
Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Fair value is the price expected to be received in selling an asset or paid in transferring a liability in an orderly transaction between market participants at the measurement date. Where available, relevant market prices are used to determine fair values. The Group periodically estimates the impact of credit risk on its derivative instruments aggregated by counterparties and takes this into account when estimating the fair value of its derivatives.
Credit Value Adjustments are calculated for asset derivatives based on the counterparties’ credit risk. Debit Value Adjustments are calculated for credit derivatives based on Constellium’s own credit risk. The fair value method used is based on the historical probability of default, provided by leading rating agencies.
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured to their fair value at the end of each reporting period.
The accounting for subsequent changes in fair value depends on whether the derivative qualifies for hedge accounting treatment. For derivative instruments that do not qualify for hedge accounting, changes in the fair value are recognized immediately in profit or loss and are included in Other gains and losses - net or Finance costs, net depending on the nature of the underlying exposure. For derivatives that qualify for hedge accounting, changes in the fair value are recognized in OCI.
Hedge accounting
The Group did not adopt the disposition of IFRS 9 - Financial Instruments on hedging and will therefore continue to apply the provisions of IAS 39 - Financial Instruments. For derivative instruments that are designated for hedge accounting, at the inception of the hedging transaction, the Group documents the relationship between hedging instruments and hedged items, the risk management objective and the strategy for undertaking the hedge transaction. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions have been and will continue to be highly effective in offsetting changes in cash flows of hedged items.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in OCI and accumulated in equity. The gain or loss relating to the ineffective portion is recognized immediately in the Consolidated Income Statement in Other gains and losses - net.
Amounts accumulated in equity are reclassified to the Consolidated Income Statement when the hedged item affects the Consolidated Income Statement. The gain or loss relating to the effective portion of derivative instruments hedging forecasted cash flows under customer agreements is recognized in Revenue. When the forecasted transaction that is hedged results in the recognition of a non-financial asset, the gains and losses previously deferred in equity are reclassified from equity and included in the initial measurement of the cost of the asset. The deferred amounts would ultimately be recognized in the Consolidated Income Statement upon the sale, depreciation or impairment of the asset.
When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecasted transaction is ultimately recognized in the Consolidated Income Statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was recognized in equity is immediately reclassified to the Consolidated Income Statement.
Property, plant and equipment
Recognition and measurement
Property, plant and equipment acquired by the Company are recorded at cost, which comprises the purchase price, including import duties and non-refundable purchase taxes, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated close down and restoration costs associated with the asset. Borrowing costs, including interest, directly attributable to the acquisition or construction of property, plant and equipment are included in the cost. Subsequent to the initial recognition, Property, plant and equipment are measured at cost less accumulated depreciation and impairment, if any. Costs are capitalized into construction work-in-progress until projects are completed and the assets are available for use.
Subsequent costs
Enhancements and replacements are capitalized as additions to Property, plant and equipment only when it is probable that future economic benefits associated with them will flow to the Company and their cost can be measured with reliability. Ongoing regular maintenance costs related to Property, plant and equipment are expensed as incurred.
Depreciation
Land is not depreciated. Property, plant and equipment are depreciated over the estimated useful lives of the related assets using the straight-line method as follows:
•Buildings: 10 – 50 years;
•Machinery and equipment: 3 – 40 years;
•Vehicles: 5 – 8 years.
Government Grants
Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions are complied with.
Government grants relating to the purchase of property, plant and equipment reduce the carrying amount of the asset. They are credited to profit or loss on a straight-line basis over the expected useful lives of the related assets. Government grants relating to costs offset the corresponding expense and are deferred and recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.
Intangible assets
Recognition and measurement
Technology and customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and impairment losses. The useful lives of the Group intangible assets are assessed to be finite.
Amortization
Intangible assets are amortized over the estimated useful lives of the related assets using the straight-line method as follows:
•Technology: 20 years;
•Customer relationships: 25 years;
•Software: 3 – 5 years.
Goodwill
Goodwill arising from a business combination is carried at cost as established at the date of the business combination less accumulated impairment losses, if any.
Goodwill is allocated at the operating segment levels, which are the groups of cash-generating units that are expected to benefit from the synergies of the combination. The operating segments represent the lowest level within the Group at which goodwill is monitored for internal management purposes.
Gains and losses on the disposal of a cash-generating unit include the carrying amount of goodwill relating to the cash-generating unit sold.
Impairment
Impairment of property, plant and equipment and intangible assets
Property, plant and equipment and intangible assets subject to amortization are reviewed for impairment if there is any indication that the carrying amount of the asset, or cash-generating unit to which it belongs, may not be recoverable. The recoverable amount is based on the higher of fair value less cost of disposal and value in use, as determined using estimates of discounted future net cash flows of the asset or group of assets to which it belongs.
Any impairment loss is recognized in Other gains and losses - net in the Consolidated Income Statement.
Impairment of goodwill
Groups of cash-generating units to which goodwill is allocated are tested for impairment annually, or more frequently when there is an indication that allocated goodwill may be impaired.
The net carrying value of a group of cash-generating units is compared to their recoverable amounts, which is the higher of the value in use and the fair value less costs of disposal.
Value in use calculations use cash flow projections based on financial budgets approved by management and usually covering a 5-year period. Cash flows beyond this period are estimated using a perpetual long-term growth rate for the subsequent years.
The value in use is the sum of the discounted cash flows over the projected period and the terminal value. Discount rates are determined based on the weighted-average cost of capital of each operating segment.
The fair value is the price that would be received for the group of cash-generating units, in an orderly transaction, from a market participant. This value is estimated on the basis of available and relevant market data or a discounted cash flow model reflecting market participant assumptions.
An impairment loss is recognized for the amount by which the group of units carrying amount exceeds its recoverable amount.
Any impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the group of cash-generating units and then to the other assets of the group of units pro rata on the basis of the carrying amount of each asset in the group of units.
Any impairment loss is recognized in Other gains and losses - net in the Consolidated Income Statement. An impairment loss recognized for goodwill cannot be reversed in subsequent years.
Cash-generating units
The reporting units, which generally correspond to industrial sites, are the lowest level of independent cash flows and have been identified as cash-generating units.
Taxation
Income tax (expense) / benefit is calculated on the basis of the tax laws enacted or substantively enacted at the Consolidated Statement of Financial Position date in the countries where the Company and its subsidiaries operate and generate taxable income.
The Group is subject to income taxes in France, the United States, Germany and numerous other jurisdictions. Certain of Constellium’s businesses may be included in consolidated tax returns within the Group. In certain circumstances, these businesses may be jointly and severally liable with the entity filing the consolidated tax return, for additional taxes that may be assessed.
Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the Consolidated Financial Statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets are also recognized for operating loss carryforwards and tax credit carryforwards.
Deferred income tax assets and liabilities are measured using tax rates that are expected to apply in the year when the asset is realized or the liability is settled. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Trade payables
Trade payables are initially recorded at fair value and are subsequently measured at amortized cost. Trade payables are classified as current liabilities if payment is due in one year or less.
Leases
Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for remeasurement of lease liabilities resulting from a change in future lease payments arising from a change in an index or a rate, or a change in the assessment of whether the purchase, extension or termination options will be exercised.
The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are recorded in the asset category to which they relate in Property, plant and equipment. Unless the Group is reasonably certain to obtain ownership of the leased assets at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of their estimated useful life and the lease term. Right-of-use assets are subject to impairment.
Lease liabilities
At the commencement date of the lease, the Group recognizes a lease liability measured at the present value of lease payments to be made over the lease term.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension or termination option. Extension options or periods after termination options are only included in the lease term if the lease is reasonably certain to be extended or not terminated.
The lease payments include fixed payments less any lease incentive receivables, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. Lease liabilities are presented within Borrowings. Variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the implicit interest rate in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced by the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, or a change in the assessment to purchase the underlying asset.
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. The Group also applies the low-value asset recognition exemption to leases of assets with a value below €5,000. Lease payments on short-term leases and low-value asset leases are recognized as expense on a straight-line basis over the lease term.
The Group also applies the practical expedients for lease and non-lease components as a single component for vehicles.
Provisions
Provisions are recorded at the best estimate of expenditures required to settle liabilities of uncertain timing or amount when management determines that i) a legal or constructive obligation exists as a result of past events, ii) it is probable that an outflow of resources will be required to settle the obligation and iii) such amounts can be reasonably estimated. Provisions are measured at the present value of the expected expenditures required to settle the obligation.
The ultimate cost to settle such liabilities is uncertain, and cost estimates can vary in response to many factors. The settlement of these liabilities could materially differ from recorded amounts or the expected timing of expenditure could change. As a result, there could be significant adjustments to provisions, which could result in additional charges or recoveries.
Close down and restoration costs
Estimated close down and restoration costs are accounted for in the year when the legal or constructive obligation arising from the related disturbance occurs and it is probable that an outflow of resources will be required to settle the obligation. These costs are based on the net present value of estimated future costs. Provisions for close down and restoration costs do not include any additional obligations expected to arise from future disturbance. The costs are estimated on the basis of a closure plan including feasibility and engineering studies, are updated annually during the life of the operation to reflect known developments (e.g. revisions to cost estimates and to the estimated lives of operations) and are subject to formal review at regular intervals each year.
The initial closure provision together with subsequent movements in the provisions for close down and restoration costs, including those resulting from new disturbance, updated cost estimates, changes to the estimated lives of operations and revisions to discount rates, are capitalized in Property, plant and equipment. These costs are depreciated over the remaining useful lives of the related assets. The amortization or unwinding of the discount applied in establishing the net present value of the provisions is recorded in the Consolidated Income Statement as a finance cost.
Environmental remediation costs
Environmental remediation costs are accounted for based on the estimated present value of the costs of the Group’s environmental clean-up obligations. Changes in the environmental remediation provisions are recorded in Cost of sales.
Restructuring costs
Provisions for restructuring are recorded when Constellium’s management is demonstrably committed to the restructuring plan and the liabilities can be reasonably estimated. The Group recognizes liabilities that primarily include one-time termination benefits, severance, and contract termination costs, primarily related to equipment and facility lease obligations. These amounts are based on the remaining amounts due under various contractual agreements and are periodically adjusted for changes in circumstances that would reduce or increase these obligations.
Legal claims and other costs
Provisions for legal claims are made when it is probable that liabilities will be incurred and when such liabilities can be reasonably estimated. For asserted claims and assessments, liabilities are recorded when an unfavorable outcome of a matter is deemed to be probable and the loss is reasonably estimable. Management determines the likelihood of an unfavorable outcome based on many factors such as the nature of the matter, available defenses and case strategy, progress of the matter, views and opinions of legal counsel and other advisors, applicability and success of appeals, process and outcomes of similar historical matters, amongst others. Once an unfavorable outcome is considered probable, management weighs the probability of possible outcomes and the most likely loss is recorded. Legal matters are reviewed on a regular basis to determine if there have been changes in management’s judgment regarding the likelihood of an unfavorable outcome or the estimate of a potential loss. Management establishes tax reserves and accrues interest thereon, if deemed appropriate, in expectation that certain tax positions other than income tax may be challenged and that the Group might not succeed in defending such positions. Depending on their nature, these costs may be recorded in Cost of sales or Other gains and losses - net in the Consolidated Income Statement.
Included in other potential claims are provisions for product warranties and guarantees to settle the net present value portion of any settlement costs for potential future legal actions, claims and other assertions that may be brought by Constellium’s customers or the end-users of products. Provisions for product warranty and guarantees are recorded in Cost of sales in the Consolidated Income Statement.
Pension, other post-employment plans and other long-term employee benefits
For defined contribution plans, the contribution paid in respect of service rendered over the service year is recognized in the Consolidated Income Statement. This expense is included in Income / (loss) from operations.
For defined benefit plans, the retirement benefit obligation recognized in the Consolidated Statement of Financial Position represents the present value of the defined benefit obligation less the fair value of plan assets. The defined benefit obligations are assessed using the projected unit credit method. The most significant assumption is the discount rate. The amount recorded in the Consolidated Income Statement in respect of these plans is included within Income / (loss) from operations except for net interest costs, which are included in Finance costs - net. The effects of changes in actuarial assumptions and experience adjustments are presented in the Consolidated Statement of Comprehensive Income.
Other post-employment benefit plans mainly relate to health and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents. Eligibility for coverage is dependent upon certain age and service criteria. These benefit plans are unfunded and are accounted for as defined benefit obligations, as described above.
Other long-term employee benefits mainly include jubilees and other long-term disability benefits. For these plans, actuarial gains and losses are recognized immediately in the Consolidated Income Statement.
Share capital
Ordinary shares are classified as equity. Costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Share-based payment arrangements
Equity-settled share-based payments to employees and corporate officers are measured at the fair value of the equity instruments at the grant date. Market performance conditions are reflected within the grant date fair value. Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest.
The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that are expected to eventually vest based on the service and non-market vesting conditions, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimates of the number of equity instruments that are expected to vest based on the non-market vesting and service conditions. The impact of the revision to original estimates, if any, is recognized in profit or loss, with a corresponding adjustment to equity.
2.7 Judgments in applying accounting policies and key sources of estimation uncertainty
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. These judgments, estimates and assumptions are based on management’s best knowledge of the relevant facts and circumstances, giving consideration to previous experience. However, actual results may differ from the amounts included in the Consolidated Financial Statements. Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year include the items presented below. The Group continuously reviews its significant assumptions and estimates in light of the uncertainty associated with the global geopolitical and macroeconomic conditions and their potential direct and indirect impacts on its business and its financial statements. There can be no guarantee that our assumptions will materialize or that actual results will not differ materially from estimates.
Impairment tests for goodwill, intangible assets and property, plant and equipment
The determination of fair value and value in use of cash-generating units or groups of cash-generating units depends on a number of assumptions, in particular market data, estimated future cash flows and discount rates.
These assumptions are subject to risk and uncertainty. Any material changes in these assumptions could result in a significant change in a cash-generating units’ recoverable value or in an impairment of goodwill, intangible assets or property, plant and equipment. Details of the key assumptions made and judgments applied are set out in NOTE 15 - Property, Plant and Equipment and in NOTE 16 - Intangible Assets and Goodwill.
Income Taxes
The positions adopted by the Group in tax matters are based on its interpretation of tax laws and regulations. Some of those positions may be subject to uncertainty. In such cases, the Group assesses whether it is probable that the relevant tax authority will accept the tax treatment applied in its income tax filings, assuming that the taxation authority will examine the amounts reported in the Group’s tax filings and will have full knowledge of all relevant information when doing so. If the Group concludes it is not probable that the taxation authority will accept the uncertain tax treatment, the effect of the uncertainty is measured on the basis of the Group’s best estimate and recognized in the determination of taxable results, tax bases, unused tax losses, unused tax credits.
Significant judgment is also required to determine the extent to which deferred tax assets can be recognized. In assessing the recognition of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be utilized. The deferred tax assets will be ultimately utilized to the extent that sufficient taxable profits will be available in the years in which the temporary differences become deductible. This assessment is conducted through a detailed review of deferred tax assets by jurisdiction and takes into account the scheduled reversals of taxable and deductible temporary differences, past, current and expected future performance deriving from the budget, the business plan and tax planning strategies. Deferred tax assets are not recognized in the jurisdictions where it is less likely than not that sufficient taxable profits will be available against which the deductible temporary differences can be utilized. Details of the key assumptions made and judgments applied are set out in NOTE 17 - Deferred Income Taxes.
Provisions
Provisions have been recorded for: (i) close down and restoration costs; (ii) environmental remediation and monitoring costs; (iii) restructuring plans; (iv) legal and other potential claims including provisions for tax risks other than income tax, product warranty and guarantees. These provisions are recorded at amounts which represent management’s best estimates of the expenditure required to settle the obligation at the date of the Consolidated Statement of Financial Position. Expectations are revised each year until the actual liability is settled, with any difference accounted for in the Consolidated Income Statement in the year in which the revision is made. Details of the key assumptions made and judgments applied are described in NOTE 24 - Provisions.
Pension, other post-employment benefits and other long-term employee benefits
The present value of the defined benefit obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions and its determination requires the application of judgment. Assumptions used and judgments made in determining the defined benefit obligations and net pension costs include discount rates, rates of future compensation increase, and the criteria considered to determine when a plan amendment has occurred.
Any material changes in these assumptions could result in a significant change in Pensions and other post-employment benefit obligations and in employee benefit expenses recognized in the Consolidated Income Statement or actuarial gains and losses recognized in OCI. Details of the key assumptions made and judgments applied are set out in NOTE 23 - Pensions and Other Post-Employment Benefit Obligations.
Impact of climate change
The Group considers the impact of climate change on significant estimates and assumptions made, where appropriate. This assessment includes possible impacts on the Group due to both physical and transition risks. Even though climate-related risks might not currently have a significant impact on accounting measurements, the Group is closely monitoring relevant changes and developments, such as new climate-related legislation. The items and considerations that could be most directly impacted by climate-related matters include the impairment of non-financial assets and the determination of useful life for property, plant and equipment. As of December 31, 2023, the Group has concluded that climate change had no significant impact on the carrying value or remaining useful lives of its tangible and intangible assets.